Shareholder Report, Holdings (Details)	May 31, 2025
C000004036 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[1]
C000004036 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[1]
C000004036 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000004036 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000004036 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000004036 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000004036 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000004036 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000004036 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000004036 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000004036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000004036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[2]
C000004036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[2]
C000004036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[2]
C000004036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000004036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000004036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[2]
C000004036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[2]
C000004036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[2]
C000004036 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[2]
C000004036 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[2]
C000004037 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000004037 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[3]
C000004037 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000004037 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000004037 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000004037 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000004037 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000004037 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000004037 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000004037 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000004037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000004037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[4]
C000004037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[4]
C000004037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[4]
C000004037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000004037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000004037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[4]
C000004037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[4]
C000004037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[4]
C000004037 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[4]
C000004037 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[4]
C000004038 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[5]
C000004038 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[5]
C000004038 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000004038 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000004038 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000004038 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[5]
C000004038 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000004038 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000004038 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000004038 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000004038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000004038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[6]
C000004038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[6]
C000004038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[6]
C000004038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[6]
C000004038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[6]
C000004038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[6]
C000004038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[6]
C000004038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[6]
C000004038 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[6]
C000004038 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[6]
C000004040 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[7]
C000004040 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[7]
C000004040 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000004040 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000004040 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000004040 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[7]
C000004040 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000004040 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000004040 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000004040 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000004040 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000004040 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[8]
C000004040 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[8]
C000004040 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000004040 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[8]
C000004040 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[8]
C000004040 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[8]
C000004040 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[8]
C000004040 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[8]
C000004040 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[8]
C000004040 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[8]
C000166016 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[9]
C000166016 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[9]
C000166016 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000166016 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000166016 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000166016 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[9]
C000166016 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000166016 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000166016 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000166016 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000166016 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000166016 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[10]
C000166016 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[10]
C000166016 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[10]
C000166016 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[10]
C000166016 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[10]
C000166016 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[10]
C000166016 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[10]
C000166016 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[10]
C000166016 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[10]
C000166016 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[10]
C000037625 [Member] | AppLovin Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[11]
C000037625 [Member] | Palantir Technologies Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%	[11]
C000037625 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[11]
C000037625 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[11]
C000037625 [Member] | HEICO Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000037625 [Member] | Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[11]
C000037625 [Member] | Ares Management Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[11]
C000037625 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000037625 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000037625 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000037625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000037625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[12]
C000037625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[12]
C000037625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[12]
C000037625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[12]
C000037625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[12]
C000037625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%	[12]
C000037625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.30%	[12]
C000037625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[12]
C000037625 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[12]
C000037625 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)	[12]
C000004057 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13]
C000004057 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000004057 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[13]
C000004057 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[13]
C000004057 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000004057 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[13]
C000004057 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[13]
C000004057 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000004057 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[13]
C000004057 [Member] | JP Morgan Securities LLC Wells Fargo And Co Series N0Q2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[13]
C000004057 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[14]
C000004057 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[14]
C000004057 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[14]
C000004057 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[14]
C000004057 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[14]
C000004057 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[14]
C000004057 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[14]
C000004057 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[14]
C000004057 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[14]
C000004057 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[14]
C000004057 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[14]
C000004057 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[14]
C000004057 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)	[14]
C000004059 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000004059 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000004059 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000004059 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[15]
C000004059 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000004059 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000004059 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000004059 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000004059 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000004059 [Member] | JP Morgan Securities LLC Wells Fargo And Co Series N0Q2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000004059 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[16]
C000004059 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[16]
C000004059 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[16]
C000004059 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[16]
C000004059 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[16]
C000004059 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[16]
C000004059 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[16]
C000004059 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[16]
C000004059 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[16]
C000004059 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[16]
C000004059 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[16]
C000004059 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[16]
C000004059 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)	[16]
C000004061 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[17]
C000004061 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000004061 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[17]
C000004061 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000004061 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000004061 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[17]
C000004061 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[17]
C000004061 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000004061 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[17]
C000004061 [Member] | JP Morgan Securities LLC Wells Fargo And Co Series N0Q2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[17]
C000004061 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[18]
C000004061 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[18]
C000004061 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[18]
C000004061 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[18]
C000004061 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[18]
C000004061 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[18]
C000004061 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[18]
C000004061 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[18]
C000004061 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[18]
C000004061 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[18]
C000004061 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[18]
C000004061 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[18]
C000004061 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)	[18]
C000219259 [Member] | Baxter International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000219259 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000219259 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000219259 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[19]
C000219259 [Member] | First Citizens BancShares Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000219259 [Member] | WPP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[19]
C000219259 [Member] | Samsung Electronics Co Ltd Registered Shares GDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[19]
C000219259 [Member] | SS And C Technologies Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000219259 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[19]
C000219259 [Member] | JP Morgan Securities LLC Wells Fargo And Co Series N0Q2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[19]
C000219259 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[20]
C000219259 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%	[20]
C000219259 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%	[20]
C000219259 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[20]
C000219259 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%	[20]
C000219259 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[20]
C000219259 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%	[20]
C000219259 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%	[20]
C000219259 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%	[20]
C000219259 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[20]
C000219259 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[20]
C000219259 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[20]
C000219259 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.60%)	[20]
C000004062 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[21]
C000004062 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[21]
C000004062 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[21]
C000004062 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[21]
C000004062 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[21]
C000004062 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[21]
C000004062 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[21]
C000004062 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[21]
C000004062 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[21]
C000004062 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000004062 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[22]
C000004062 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[22]
C000004062 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[22],[23]
C000004062 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[22]
C000004062 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[22]
C000004062 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[22]
C000004062 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[22]
C000004062 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[22]
C000004062 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[22]
C000004062 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000004062 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[22]
C000004062 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[22]
C000004062 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[22]
C000004063 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[24]
C000004063 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[24]
C000004063 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[24]
C000004063 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[24]
C000004063 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[24]
C000004063 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[24]
C000004063 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[24]
C000004063 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[24]
C000004063 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[24]
C000004063 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[24]
C000004063 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[25]
C000004063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[25]
C000004063 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[25],[26]
C000004063 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[25]
C000004063 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[25]
C000004063 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[25]
C000004063 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[25]
C000004063 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[25]
C000004063 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[25]
C000004063 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000004063 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[25]
C000004063 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[25]
C000004063 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[25]
C000004064 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[27]
C000004064 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[27]
C000004064 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[27]
C000004064 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[27]
C000004064 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[27]
C000004064 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[27]
C000004064 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[27]
C000004064 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[27]
C000004064 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[27]
C000004064 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[27]
C000004064 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[28]
C000004064 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[28]
C000004064 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[28],[29]
C000004064 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[28]
C000004064 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[28]
C000004064 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[28]
C000004064 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[28]
C000004064 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[28]
C000004064 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[28]
C000004064 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000004064 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[28]
C000004064 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[28]
C000004064 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000004066 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[30]
C000004066 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[30]
C000004066 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[30]
C000004066 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[30]
C000004066 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[30]
C000004066 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[30]
C000004066 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[30]
C000004066 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[30]
C000004066 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[30]
C000004066 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[30]
C000004066 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[31]
C000004066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[31]
C000004066 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[31],[32]
C000004066 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[31]
C000004066 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[31]
C000004066 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[31]
C000004066 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[31]
C000004066 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[31]
C000004066 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[31]
C000004066 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000004066 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[31]
C000004066 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[31]
C000004066 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000216612 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[33]
C000216612 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[33]
C000216612 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[33]
C000216612 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[33]
C000216612 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[33]
C000216612 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[33]
C000216612 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[33]
C000216612 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[33]
C000216612 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[33]
C000216612 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[33]
C000216612 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[34]
C000216612 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[34]
C000216612 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[34],[35]
C000216612 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[34]
C000216612 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[34]
C000216612 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[34]
C000216612 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[34]
C000216612 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[34]
C000216612 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[34]
C000216612 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000216612 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[34]
C000216612 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[34]
C000216612 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000037630 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[36]
C000037630 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[36]
C000037630 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%	[36]
C000037630 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[36]
C000037630 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[36]
C000037630 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[36]
C000037630 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[36]
C000037630 [Member] | Snowflake Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[36]
C000037630 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000037630 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[36]
C000037630 [Member] | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[37]
C000037630 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[37]
C000037630 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[37],[38]
C000037630 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%	[37]
C000037630 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.90%	[37]
C000037630 [Member] | Technology Hardware Storage And Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[37]
C000037630 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[37]
C000037630 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[37]
C000037630 [Member] | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[37]
C000037630 [Member] | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000037630 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[37]
C000037630 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[37]
C000037630 [Member] | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[37]
C000004873 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[39]
C000004873 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[39]
C000004873 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[39]
C000004873 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[39]
C000004873 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[39]
C000004873 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[39]
C000004873 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[39]
C000004873 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[39]
C000004873 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[39]
C000004873 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[39]
C000004873 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%	[40]
C000004873 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[40]
C000004873 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[40]
C000004873 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[40]
C000004875 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[41]
C000004875 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[41]
C000004875 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[41]
C000004875 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[41]
C000004875 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[41]
C000004875 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[41]
C000004875 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[41]
C000004875 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[41]
C000004875 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[41]
C000004875 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[41]
C000004875 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%	[42]
C000004875 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000004875 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[42]
C000004875 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[42]
C000004877 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[43]
C000004877 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%	[43]
C000004877 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[43]
C000004877 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[43]
C000004877 [Member] | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[43]
C000004877 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[43]
C000004877 [Member] | TC Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[43]
C000004877 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[43]
C000004877 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[43]
C000004877 [Member] | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[43]
C000004877 [Member] | Oil Gas And Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%	[44]
C000004877 [Member] | Energy Equipment And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000004877 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000004877 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[44]
C000004883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[45]
C000004883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[45]
C000004883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[45]
C000004883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[45]
C000004883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[45]
C000004883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[45]
C000004883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[45]
C000004883 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[45]
C000004883 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000004883 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[45]
C000004883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[46]
C000004883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[46]
C000004883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[46]
C000004883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[46]
C000004883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[46]
C000004883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[46]
C000004883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[46]
C000004883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[46]
C000004883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[46]
C000004883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[46]
C000004883 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[46]
C000004883 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[46]
C000004885 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[47]
C000004885 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[47]
C000004885 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[47]
C000004885 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[47]
C000004885 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[47]
C000004885 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[47]
C000004885 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[47]
C000004885 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[47]
C000004885 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[47]
C000004885 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[47]
C000004885 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[48]
C000004885 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[48]
C000004885 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[48]
C000004885 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[48]
C000004885 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[48]
C000004885 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[48]
C000004885 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[48]
C000004885 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[48]
C000004885 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[48]
C000004885 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[48]
C000004885 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[48]
C000004885 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[48]
C000004887 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[49]
C000004887 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[49]
C000004887 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[49]
C000004887 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[49]
C000004887 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[49]
C000004887 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[49]
C000004887 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[49]
C000004887 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[49]
C000004887 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[49]
C000004887 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[49]
C000004887 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[50]
C000004887 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[50]
C000004887 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[50]
C000004887 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[50]
C000004887 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[50]
C000004887 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[50]
C000004887 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[50]
C000004887 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[50]
C000004887 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[50]
C000004887 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[50]
C000004887 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[50]
C000004887 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[50]
C000198239 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[51]
C000198239 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[51]
C000198239 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[51]
C000198239 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[51]
C000198239 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[51]
C000198239 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[51]
C000198239 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[51]
C000198239 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[51]
C000198239 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[51]
C000198239 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[51]
C000198239 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[52]
C000198239 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[52]
C000198239 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[52]
C000198239 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[52]
C000198239 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[52]
C000198239 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[52]
C000198239 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[52]
C000198239 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[52]
C000198239 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[52]
C000198239 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[52]
C000198239 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[52]
C000198239 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[52]
C000037656 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[53]
C000037656 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[53]
C000037656 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%	[53]
C000037656 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[53]
C000037656 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[53]
C000037656 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[53]
C000037656 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[53]
C000037656 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[53]
C000037656 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000037656 [Member] | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[53]
C000037656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[54]
C000037656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000037656 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%	[54]
C000037656 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%	[54]
C000037656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%	[54]
C000037656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%	[54]
C000037656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[54]
C000037656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[54]
C000037656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%	[54]
C000037656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000037656 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[54]
C000037656 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[54]
C000004912 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[55]
C000004912 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[55]
C000004912 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[55]
C000004912 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[55]
C000004912 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[55]
C000004912 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[55]
C000004912 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[55]
C000004912 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[55]
C000004912 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[55]
C000004912 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[55]
C000004912 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[56]
C000004912 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[56]
C000004912 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[56]
C000004912 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[56]
C000004912 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[56]
C000004912 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[56]
C000004912 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[56]
C000004912 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[56]
C000004913 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[57]
C000004913 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[57]
C000004913 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[57]
C000004913 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[57]
C000004913 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[57]
C000004913 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[57]
C000004913 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[57]
C000004913 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[57]
C000004913 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[57]
C000004913 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[57]
C000004913 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[58]
C000004913 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[58]
C000004913 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[58]
C000004913 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[58]
C000004913 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[58]
C000004913 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[58]
C000004913 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[58]
C000004913 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[58]
C000004914 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[59]
C000004914 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[59]
C000004914 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[59]
C000004914 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[59]
C000004914 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[59]
C000004914 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[59]
C000004914 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[59]
C000004914 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[59]
C000004914 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[59]
C000004914 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[59]
C000004914 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[60]
C000004914 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[60]
C000004914 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[60]
C000004914 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[60]
C000004914 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[60]
C000004914 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[60]
C000004914 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[60]
C000004914 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[60]
C000004916 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[61]
C000004916 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[61]
C000004916 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[61]
C000004916 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[61]
C000004916 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[61]
C000004916 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[61]
C000004916 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[61]
C000004916 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[61]
C000004916 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[61]
C000004916 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[61]
C000004916 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[62]
C000004916 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[62]
C000004916 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[62]
C000004916 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[62]
C000004916 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[62]
C000004916 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[62]
C000004916 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[62]
C000004916 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[62]
C000172900 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[63]
C000172900 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[63]
C000172900 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[63]
C000172900 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[63]
C000172900 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[63]
C000172900 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[63]
C000172900 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[63]
C000172900 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[63]
C000172900 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[63]
C000172900 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[63]
C000172900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[64]
C000172900 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[64]
C000172900 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[64]
C000172900 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[64]
C000172900 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[64]
C000172900 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[64]
C000172900 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[64]
C000172900 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[64]
C000037661 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%	[65]
C000037661 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[65]
C000037661 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[65]
C000037661 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%	[65]
C000037661 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[65]
C000037661 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[65]
C000037661 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[65]
C000037661 [Member] | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[65]
C000037661 [Member] | Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[65]
C000037661 [Member] | Edwards Lifesciences Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[65]
C000037661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[66]
C000037661 [Member] | Health Care Equipment And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%	[66]
C000037661 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.90%	[66]
C000037661 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%	[66]
C000037661 [Member] | Health Care Providers And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[66]
C000037661 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[66]
C000037661 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[66]
C000037661 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)	[66]
C000023028 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[67]
C000023028 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[67]
C000023028 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[67]
C000023028 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[67]
C000023028 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[67]
C000023028 [Member] | ABB Ltd Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[67]
C000023028 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[67]
C000023028 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[67]
C000023028 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[67]
C000023028 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[67]
C000023028 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[68]
C000023028 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023028 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023028 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023028 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023028 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000023028 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023028 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023028 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023028 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000023028 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023028 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023028 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000023030 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[69]
C000023030 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[69]
C000023030 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[69]
C000023030 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[69]
C000023030 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[69]
C000023030 [Member] | ABB Ltd Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[69]
C000023030 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[69]
C000023030 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[69]
C000023030 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000023030 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[69]
C000023030 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[70]
C000023030 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023030 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023030 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023030 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023030 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000023030 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023030 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023030 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023030 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000023030 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023030 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023030 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000023032 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[71]
C000023032 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000023032 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[71]
C000023032 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[71]
C000023032 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[71]
C000023032 [Member] | ABB Ltd Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[71]
C000023032 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[71]
C000023032 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[71]
C000023032 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000023032 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[71]
C000023032 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[72]
C000023032 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000023032 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000023032 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000023032 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023032 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000023032 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000023032 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023032 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000023032 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000023032 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023032 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023032 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000198216 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[73]
C000198216 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000198216 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[73]
C000198216 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[73]
C000198216 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[73]
C000198216 [Member] | ABB Ltd Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000198216 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000198216 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[73]
C000198216 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[73]
C000198216 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[73]
C000198216 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[74]
C000198216 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000198216 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000198216 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198216 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000198216 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000198216 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198216 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000198216 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198216 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000198216 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000198216 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000198216 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000037670 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[75]
C000037670 [Member] | Novartis AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000037670 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[75]
C000037670 [Member] | Roche Holding AG NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[75]
C000037670 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[75]
C000037670 [Member] | ABB Ltd Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000037670 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000037670 [Member] | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[75]
C000037670 [Member] | Safran SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[75]
C000037670 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[75]
C000037670 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%	[76]
C000037670 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000037670 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000037670 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000037670 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000037670 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000037670 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000037670 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000037670 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000037670 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000037670 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000037670 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037670 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000103252 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000103252 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[77]
C000103252 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[77]
C000103252 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[77]
C000103252 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[77]
C000103252 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000103252 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[77]
C000103252 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000103252 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000103252 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[77]
C000103252 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[78]
C000103252 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[78]
C000103252 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[78]
C000103252 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[78]
C000103250 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000103250 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[79]
C000103250 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[79]
C000103250 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[79]
C000103250 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[79]
C000103250 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000103250 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[79]
C000103250 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000103250 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000103250 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[79]
C000103250 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[80]
C000103250 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[80]
C000103250 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[80]
C000103250 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[80]
C000103251 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000103251 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[81]
C000103251 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[81]
C000103251 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[81]
C000103251 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[81]
C000103251 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000103251 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[81]
C000103251 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000103251 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000103251 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[81]
C000103251 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[82]
C000103251 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[82]
C000103251 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[82]
C000103251 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[82]
C000198241 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000198241 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[83]
C000198241 [Member] | Corteva Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[83]
C000198241 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[83]
C000198241 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[83]
C000198241 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000198241 [Member] | Agnico Eagle Mines Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[83]
C000198241 [Member] | Graphic Packaging Holding Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000198241 [Member] | Wheaton Precious Metals Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000198241 [Member] | Mosaic Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[83]
C000198241 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%	[84]
C000198241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%	[84]
C000198241 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%	[84]
C000198241 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)	[84]
C000124019 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[85]
C000124019 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[85]
C000124019 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[85]
C000124019 [Member] | Houlihan Lokey Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[85]
C000124019 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[85]
C000124019 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[85]
C000124019 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000124019 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000124019 [Member] | Elastic NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000124019 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[85]
C000124019 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[86]
C000124019 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[86]
C000124019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[86]
C000124019 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[86]
C000124019 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[86]
C000124019 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[86]
C000124019 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000124019 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[86]
C000124019 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[86]
C000124019 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[86]
C000124019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[86]
C000124019 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[86]
C000124019 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[86]
C000124020 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[87]
C000124020 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[87]
C000124020 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[87]
C000124020 [Member] | Houlihan Lokey Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[87]
C000124020 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[87]
C000124020 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[87]
C000124020 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124020 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124020 [Member] | Elastic NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124020 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[87]
C000124020 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[88]
C000124020 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[88]
C000124020 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[88]
C000124020 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[88]
C000124020 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[88]
C000124020 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[88]
C000124020 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000124020 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[88]
C000124020 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[88]
C000124020 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[88]
C000124020 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[88]
C000124020 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[88]
C000124020 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[88]
C000124021 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[89]
C000124021 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[89]
C000124021 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[89]
C000124021 [Member] | Houlihan Lokey Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[89]
C000124021 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[89]
C000124021 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[89]
C000124021 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124021 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124021 [Member] | Elastic NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124021 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[89]
C000124021 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[90]
C000124021 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[90]
C000124021 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[90]
C000124021 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[90]
C000124021 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[90]
C000124021 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[90]
C000124021 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000124021 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[90]
C000124021 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[90]
C000124021 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[90]
C000124021 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[90]
C000124021 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[90]
C000124021 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[90]
C000166014 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[91]
C000166014 [Member] | CubeSmart [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[91]
C000166014 [Member] | ExlService Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[91]
C000166014 [Member] | Houlihan Lokey Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[91]
C000166014 [Member] | Primoris Services Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[91]
C000166014 [Member] | MasTec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[91]
C000166014 [Member] | New Jersey Resources Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000166014 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000166014 [Member] | Elastic NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000166014 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[91]
C000166014 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[92]
C000166014 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%	[92]
C000166014 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[92]
C000166014 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[92]
C000166014 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[92]
C000166014 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[92]
C000166014 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[92]
C000166014 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%	[92]
C000166014 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%	[92]
C000166014 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[92]
C000166014 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[92]
C000166014 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[92]
C000166014 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)	[92]
C000228505 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[93]
C000228505 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[93]
C000228505 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[93]
C000228505 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[93]
C000228505 [Member] | Duolingo Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[93]
C000228505 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[93]
C000228505 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[93]
C000228505 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[93]
C000228505 [Member] | Liberty Media Corp Liberty Formula One Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[93]
C000228505 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[93]
C000228505 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[94]
C000228505 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[94]
C000228505 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[94]
C000228505 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[94]
C000228505 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[94]
C000228505 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[94]
C000228505 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[94]
C000228505 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[94]
C000228505 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[94]
C000228505 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[94]
C000228505 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[94]
C000228504 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[95]
C000228504 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[95]
C000228504 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[95]
C000228504 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[95]
C000228504 [Member] | Duolingo Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[95]
C000228504 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[95]
C000228504 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[95]
C000228504 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[95]
C000228504 [Member] | Liberty Media Corp Liberty Formula One Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[95]
C000228504 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[95]
C000228504 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[96]
C000228504 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[96]
C000228504 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[96]
C000228504 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[96]
C000228504 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[96]
C000228504 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[96]
C000228504 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[96]
C000228504 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[96]
C000228504 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[96]
C000228504 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[96]
C000228504 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[96]
C000228503 [Member] | Comfort Systems U S A Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[97]
C000228503 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[97]
C000228503 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[97]
C000228503 [Member] | Live Nation Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[97]
C000228503 [Member] | Duolingo Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[97]
C000228503 [Member] | Tradeweb Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[97]
C000228503 [Member] | Carvana Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[97]
C000228503 [Member] | Galderma Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[97]
C000228503 [Member] | Liberty Media Corp Liberty Formula One Class C NVS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[97]
C000228503 [Member] | Planet Fitness Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[97]
C000228503 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[98]
C000228503 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%	[98]
C000228503 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%	[98]
C000228503 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[98]
C000228503 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%	[98]
C000228503 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%	[98]
C000228503 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[98]
C000228503 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%	[98]
C000228503 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%	[98]
C000228503 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[98]
C000228503 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)	[98]
C000242845 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[99],[100]
Percent of Total Long Exposure	59.90%	[99],[100]
Percent of Total Short Exposure	40.10%	[99],[100]
C000242845 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[99],[100]
Percent of Total Long Exposure	5.00%	[99],[100]
Percent of Total Short Exposure	4.00%	[99],[100]
C000242845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[99],[100]
Percent of Total Long Exposure	9.50%	[99],[100]
Percent of Total Short Exposure	7.60%	[99],[100]
C000242845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[99],[100]
Percent of Total Long Exposure	9.20%	[99],[100]
Percent of Total Short Exposure	6.60%	[99],[100]
C000242845 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[99],[100]
Percent of Total Long Exposure	1.80%	[99],[100]
Percent of Total Short Exposure	1.90%	[99],[100]
C000242845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[99],[100]
Percent of Total Long Exposure	3.80%	[99],[100]
Percent of Total Short Exposure	0.90%	[99],[100]
C000242845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[99],[100]
Percent of Total Long Exposure	4.80%	[99],[100]
Percent of Total Short Exposure	1.80%	[99],[100]
C000242845 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[99],[100]
Percent of Total Long Exposure	1.60%	[99],[100]
Percent of Total Short Exposure	1.80%	[99],[100]
C000242845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[99],[100]
Percent of Total Long Exposure	7.70%	[99],[100]
Percent of Total Short Exposure	6.20%	[99],[100]
C000242845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[99],[100]
Percent of Total Long Exposure	12.70%	[99],[100]
Percent of Total Short Exposure	6.00%	[99],[100]
C000242845 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[99],[100]
Percent of Total Long Exposure	0.80%	[99],[100]
Percent of Total Short Exposure	0.70%	[99],[100]
C000242845 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[99],[100]
Percent of Total Long Exposure	3.00%	[99],[100]
Percent of Total Short Exposure	2.60%	[99],[100]
C000242844 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[101],[102]
Percent of Total Long Exposure	59.90%	[101],[102]
Percent of Total Short Exposure	40.10%	[101],[102]
C000242844 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[101],[102]
Percent of Total Long Exposure	5.00%	[101],[102]
Percent of Total Short Exposure	4.00%	[101],[102]
C000242844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[101],[102]
Percent of Total Long Exposure	9.50%	[101],[102]
Percent of Total Short Exposure	7.60%	[101],[102]
C000242844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[101],[102]
Percent of Total Long Exposure	9.20%	[101],[102]
Percent of Total Short Exposure	6.60%	[101],[102]
C000242844 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[101],[102]
Percent of Total Long Exposure	1.80%	[101],[102]
Percent of Total Short Exposure	1.90%	[101],[102]
C000242844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[101],[102]
Percent of Total Long Exposure	3.80%	[101],[102]
Percent of Total Short Exposure	0.90%	[101],[102]
C000242844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[101],[102]
Percent of Total Long Exposure	4.80%	[101],[102]
Percent of Total Short Exposure	1.80%	[101],[102]
C000242844 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[101],[102]
Percent of Total Long Exposure	1.60%	[101],[102]
Percent of Total Short Exposure	1.80%	[101],[102]
C000242844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[101],[102]
Percent of Total Long Exposure	7.70%	[101],[102]
Percent of Total Short Exposure	6.20%	[101],[102]
C000242844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[101],[102]
Percent of Total Long Exposure	12.70%	[101],[102]
Percent of Total Short Exposure	6.00%	[101],[102]
C000242844 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[101],[102]
Percent of Total Long Exposure	0.80%	[101],[102]
Percent of Total Short Exposure	0.70%	[101],[102]
C000242844 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[101],[102]
Percent of Total Long Exposure	3.00%	[101],[102]
Percent of Total Short Exposure	2.60%	[101],[102]
C000242843 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[103],[104]
Percent of Total Long Exposure	59.90%	[103],[104]
Percent of Total Short Exposure	40.10%	[103],[104]
C000242843 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[103],[104]
Percent of Total Long Exposure	5.00%	[103],[104]
Percent of Total Short Exposure	4.00%	[103],[104]
C000242843 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[103],[104]
Percent of Total Long Exposure	9.50%	[103],[104]
Percent of Total Short Exposure	7.60%	[103],[104]
C000242843 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[103],[104]
Percent of Total Long Exposure	9.20%	[103],[104]
Percent of Total Short Exposure	6.60%	[103],[104]
C000242843 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[103],[104]
Percent of Total Long Exposure	1.80%	[103],[104]
Percent of Total Short Exposure	1.90%	[103],[104]
C000242843 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[103],[104]
Percent of Total Long Exposure	3.80%	[103],[104]
Percent of Total Short Exposure	0.90%	[103],[104]
C000242843 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[103],[104]
Percent of Total Long Exposure	4.80%	[103],[104]
Percent of Total Short Exposure	1.80%	[103],[104]
C000242843 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[103],[104]
Percent of Total Long Exposure	1.60%	[103],[104]
Percent of Total Short Exposure	1.80%	[103],[104]
C000242843 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[103],[104]
Percent of Total Long Exposure	7.70%	[103],[104]
Percent of Total Short Exposure	6.20%	[103],[104]
C000242843 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[103],[104]
Percent of Total Long Exposure	12.70%	[103],[104]
Percent of Total Short Exposure	6.00%	[103],[104]
C000242843 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[103],[104]
Percent of Total Long Exposure	0.80%	[103],[104]
Percent of Total Short Exposure	0.70%	[103],[104]
C000242843 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[103],[104]
Percent of Total Long Exposure	3.00%	[103],[104]
Percent of Total Short Exposure	2.60%	[103],[104]

[1]	Excludes short-term securities.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[3]	Excludes short-term securities.
[4]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[5]	Excludes short-term securities.
[6]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[7]	Excludes short-term securities.
[8]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[9]	Excludes short-term securities.
[10]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[11]	Excludes short-term securities.
[12]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[13]	Excludes short-term securities.
[14]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[15]	Excludes short-term securities.
[16]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[17]	Excludes short-term securities.
[18]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[19]	Excludes short-term securities.
[20]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[21]	Excludes short-term securities.
[22]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[23]	Ten largest industries are presented. Additional industries are found in Other.
[24]	Excludes short-term securities.
[25]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[26]	Ten largest industries are presented. Additional industries are found in Other.
[27]	Excludes short-term securities.
[28]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[29]	Ten largest industries are presented. Additional industries are found in Other.
[30]	Excludes short-term securities.
[31]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[32]	Ten largest industries are presented. Additional industries are found in Other.
[33]	Excludes short-term securities.
[34]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[35]	Ten largest industries are presented. Additional industries are found in Other.
[36]	Excludes short-term securities.
[37]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[38]	Ten largest industries are presented. Additional industries are found in Other.
[39]	Excludes short-term securities.
[40]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[41]	Excludes short-term securities.
[42]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[43]	Excludes short-term securities.
[44]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[45]	Excludes short-term securities.
[46]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[47]	Excludes short-term securities.
[48]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[49]	Excludes short-term securities.
[50]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[51]	Excludes short-term securities.
[52]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[53]	Excludes short-term securities.
[54]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[55]	Excludes short-term securities.
[56]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[57]	Excludes short-term securities.
[58]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[59]	Excludes short-term securities.
[60]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[61]	Excludes short-term securities.
[62]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[63]	Excludes short-term securities.
[64]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[65]	Excludes short-term securities.
[66]	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
[67]	Excludes short-term securities.
[68]	Ten largest countries are presented. Additional countries are found in Other.
[69]	Excludes short-term securities.
[70]	Ten largest countries are presented. Additional countries are found in Other.
[71]	Excludes short-term securities.
[72]	Ten largest countries are presented. Additional countries are found in Other.
[73]	Excludes short-term securities.
[74]	Ten largest countries are presented. Additional countries are found in Other.
[75]	Excludes short-term securities.
[76]	Ten largest countries are presented. Additional countries are found in Other.
[77]	Excludes short-term securities.
[78]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[79]	Excludes short-term securities.
[80]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[81]	Excludes short-term securities.
[82]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[83]	Excludes short-term securities.
[84]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[85]	Excludes short-term securities.
[86]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[87]	Excludes short-term securities.
[88]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[89]	Excludes short-term securities.
[90]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[91]	Excludes short-term securities.
[92]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[93]	Excludes short-term securities.
[94]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[95]	Excludes short-term securities.
[96]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[97]	Excludes short-term securities.
[98]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[99]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[100]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[101]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[102]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
[103]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
[104]	Includes the gross market value of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.